Finance Profit/(Loss) - Schedule of Information About Segregated Investment Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	R$ 110,474	R$ 94,728	R$ 27,982
Investment losses	(111)	(554)	0
Mutual Funds And Fixed Income Investments [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	109,657	94,489	25,620
Mutual Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment losses	0	(486)	0
Private Equity Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	817	239	2,362
Investment losses	R$ (111)	R$ (68)	R$ 0